Restatement of Previously Issued Financial Statements (Details) - Schedule of casf flow and equity - USD ($)	3 Months Ended	8 Months Ended	11 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of casf flow and equity [Line Items]
Allocation of initial public offering costs
Change in fair value of warrant liability
Net loss	$ (101,977)	$ (102,977)	$ (2,109,383)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption (in Shares)	22,552,700		22,557,034
Basic and diluted net income per share, Common stock subject to possible redemption (in Dollars per share)	$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (in Shares)			6,068,878
Basic and diluted net loss per share, Non-redeemable common stock (in Dollars per share)			$ (0.35)
Three Months Ended September 30, 2020 (unaudited)
Sale of 594,551 Private Units	$ 5,945,510	$ 5,945,510	$ 5,945,510
Common stock subject to possible redemption	(225,527,000)	(225,527,000)	(223,520,590)
Period from February 11, 2020 (inception) to September 30, 2020 (unaudited)
Change in fair value of warrant liability
Transaction costs incurred in connection with IPO
Adjustments [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of casf flow and equity [Line Items]
Allocation of initial public offering costs		353	(353)
Change in fair value of warrant liability			(475,641)
Net loss	$ (65,754)	$ (65,754)	$ (475,994)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption (in Shares)		22,552,700	(777,430)
Basic and diluted net income per share, Common stock subject to possible redemption (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (in Shares)			383,916
Basic and diluted net loss per share, Non-redeemable common stock (in Dollars per share)			$ (0.05)
Three Months Ended September 30, 2020 (unaudited)
Sale of 594,551 Private Units	$ (154,230)	$ (154,230)	$ (154,230)
Common stock subject to possible redemption	219,990	219,990	630,220
Period from February 11, 2020 (inception) to September 30, 2020 (unaudited)
Change in fair value of warrant liability		65,401	475,641
Transaction costs incurred in connection with IPO		353	353
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of casf flow and equity [Line Items]
Allocation of initial public offering costs		353	(353)
Change in fair value of warrant liability			(475,641)
Net loss	$ (167,731)	$ (168,731)	$ (2,585,377)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption (in Shares)	22,552,700	22,552,700	21,779,604
Basic and diluted net income per share, Common stock subject to possible redemption (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (in Shares)			6,452,794
Basic and diluted net loss per share, Non-redeemable common stock (in Dollars per share)			$ (0.40)
Three Months Ended September 30, 2020 (unaudited)
Sale of 594,551 Private Units	$ 5,791,280	$ 5,791,280	$ 5,791,280
Common stock subject to possible redemption	$ (225,307,010)	(225,307,010)	(222,890,370)
Period from February 11, 2020 (inception) to September 30, 2020 (unaudited)
Change in fair value of warrant liability		65,401	475,641
Transaction costs incurred in connection with IPO		$ 353	$ 353